Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005473 | Cooper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005473 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005473 | Middleby
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005473 | Corning
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005473 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005473 | Lazard
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005473 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005473 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | StandardAero
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000005473 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005473 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005473 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005473 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005474 | Cooper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005474 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005474 | Middleby
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005474 | Corning
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005474 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005474 | Lazard
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005474 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005474 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | StandardAero
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000005474 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005474 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005474 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005474 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005474 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005474 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005474 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005475 | Cooper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005475 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005475 | Middleby
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005475 | Corning
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005475 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005475 | Lazard
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005475 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005475 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | StandardAero
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000005475 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005475 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005475 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005475 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159685 | Cooper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159685 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159685 | Middleby
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159685 | Corning
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159685 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159685 | Lazard
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159685 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159685 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | StandardAero
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000159685 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000159685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000159685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159685 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159685 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219316 | Cooper
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219316 | Keysight Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219316 | Middleby
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219316 | Corning
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219316 | Corpay
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219316 | Lazard
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219316 | API Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219316 | Zimmer Biomet Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | StandardAero
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000219316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000219316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219316 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%